Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	5,718,256
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.25
Exercisable Options, Shares | shares	4,869,805
Exercisable Options, Weighted-Average Exercise Price	$ 37.67
Exercise Price Range $23.36-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	23.36
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares | shares	236,661
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 23.82
Exercisable Options, Shares | shares	236,661
Exercisable Options, Weighted-Average Exercise Price	$ 23.82
Exercise Price Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares | shares	1,277,726
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 9 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 28.65
Exercisable Options, Shares | shares	1,277,726
Exercisable Options, Weighted-Average Exercise Price	$ 28.65
Exercise Price Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares | shares	537,881
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 33.98
Exercisable Options, Shares | shares	537,881
Exercisable Options, Weighted-Average Exercise Price	$ 33.98
Exercise Price Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares | shares	1,251,397
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	6 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.49
Exercisable Options, Shares | shares	885,968
Exercisable Options, Weighted-Average Exercise Price	$ 39.49
Exercise Price Range $40.01-$45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 45.00
Outstanding Options, Shares | shares	1,454,651
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.42
Exercisable Options, Shares | shares	1,454,068
Exercisable Options, Weighted-Average Exercise Price	$ 42.43
Exercise Price Range $45.01-$50.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	45.01
Upper range limit of Exercise Prices	50.00
Exercise Price Range $50.01-$55.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	50.01
Upper range limit of Exercise Prices	$ 55.01
Outstanding Options, Shares | shares	959,940
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	7 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 54.97
Exercisable Options, Shares | shares	477,501
Exercisable Options, Weighted-Average Exercise Price	$ 54.97